Summary of Significant Accounting Policies (Details Textuals) (USD $)	12 Months Ended
	Dec. 30, 2012 Segment Employee	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Concentration of Credit Risk [Line Items]
Number Of Employees Engaged In Company Activities Worldwide	127,600
Number Of Business Segments	3
Shipping, Handling and Transportation Costs	$ 1,051,000,000	$ 1,022,000,000	$ 945,000,000
Revenue From Shipping And Handling As Percentage Of Sales	less than 0.5%
Advertising Expense	2,300,000,000	2,600,000,000	2,500,000,000
Cumulative Amount Of Undistributed International Earnings	49,000,000,000	41,600,000,000
Cash and Cash Equivalents, at Carrying Value	14,911,000,000	24,542,000,000	19,355,000,000	15,810,000,000
Fiscal Year	52 weeks, but every five or six years the fiscal year consists of 53 weeks
Southern European Region [Member]
Concentration of Credit Risk [Line Items]
Accounts Receivable, Net	2,100,000,000	2,400,000,000
Consumer Vision Care Diabetes Care And Certain Pharmaceutical And Medical Devices And Diagnostic Customers [Member] | Southern European Region [Member]
Concentration of Credit Risk [Line Items]
Accounts Receivable, Net	1,200,000,000	1,400,000,000
Certain Distributors Of Pharmaceutical And Medical Devices And Diagnostic [Member] | Southern European Region [Member]
Concentration of Credit Risk [Line Items]
Accounts Receivable, Net	900,000,000	1,000,000,000
Undistributed Earnings of Foreign Subsidiaries and Foreign Corporate Joint Ventures [Member]
Concentration of Credit Risk [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 14,800,000,000	$ 24,500,000,000
Minimum [Member]
Concentration of Credit Risk [Line Items]
Sales Return Reserve	1.00%
Minimum [Member] | Software Development [Member]
Concentration of Credit Risk [Line Items]
Estimated useful lives of the assets	3 years
Maximum [Member]
Concentration of Credit Risk [Line Items]
Sales Return Reserve	1.20%
Maximum [Member] | Software Development [Member]
Concentration of Credit Risk [Line Items]
Estimated useful lives of the assets	8 years